Note 6 - Blanket Zimbabwe Indigenisation Transaction - Facilitation Loans (Details) - USD ($) $ in Thousands	12 Months Ended		19 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2016
Statement Line Items [Line Items]
Balance at January 1, 2017	$ 31,052
Dividends used to repay loans			$ 0
Balance at December 31, 2017	30,986	$ 31,052
Reserve of share-based payments [member] | Facilitation loans [member]
Statement Line Items [Line Items]
Balance at January 1, 2017	31,052	31,460
Interest accrued	2,173	1,136
Dividends used to repay loans	(2,239)	(1,544)
Balance at December 31, 2017	$ 30,986	$ 31,052